Debt - Credit Facilities Table (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Line of Credit Facility [Line Items]
Outstanding balance		$ 16,046	$ 14,209
Outstanding balance, current		$ 0	224
Debt Instrument, Description of Variable Rate Basis		LIBOR or the base rate
SPL Working Capital Facility [Member]
Line of Credit Facility [Line Items]
Original facility size		$ 1,200
Outstanding balance, current		0	244
Commitments prepaid or terminated		0
Letters of credit issued		730
Available commitment		$ 470
Debt Instrument, Description of Variable Rate Basis		LIBOR or base rate
Debt Instrument, Maturity Date, Description		December 31, 2020, with various terms for underlying loans
SPL Working Capital Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.75%
SPL Working Capital Facility [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate		0.75%
2016 CQP Credit Facilities [Member]
Line of Credit Facility [Line Items]
Original facility size		$ 2,800
Outstanding balance		1,090	$ 2,560
Commitments prepaid or terminated		1,470
Letters of credit issued		20
Available commitment		$ 220
Debt Instrument, Description of Variable Rate Basis	[1]	LIBOR or base rate
Debt Instrument, Maturity Date, Description		February 25, 2020, with principal payments due quarterly commencing on March 31, 2019
2016 CQP Credit Facilities [Member] | February 25, 2019 [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Increase		0.50%
2016 CQP Credit Facilities [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	[1]	2.25%
2016 CQP Credit Facilities [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	[1]	1.25%

[1]	There is a 0.50% step-up for both LIBOR and base rate loans beginning on February 25, 2019.